Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit after tax	£ 1,541	£ 1,394	£ 1,384
Movement in fair value reserve (debt instruments):
- Change in fair value	89	(278)	(111)
- Income statement transfers	(105)	247	110
- Taxation	5	11	(2)
Other comprehensive income, fair value reserve (debt instruments)	(11)	(20)	(3)
Cash flow hedges:
- Effective portion of changes in fair value	(169)	425	(873)
- Income statement transfers	1,248	(2,129)	358
- Taxation	(299)	469	141
Other comprehensive income, cash flow hedges, total	780	(1,235)	(374)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	769	(1,255)	(377)
Pension remeasurement:
- Change in fair value	(598)	(722)	1,264
- Taxation	167	267	(419)
Pension remeasurement, total	(431)	(455)	845
Own credit adjustment:
- Change in fair value	(15)	29	0
- Taxation	4	(9)	0
Own credit adjustment, total	(11)	20	0
Net other comprehensive (expense)/income that will not be reclassified to profit or loss subsequently	(442)	(435)	845
Total other comprehensive income/(expense) net of tax	327	(1,690)	468
Total comprehensive income/(expense)	1,868	(296)	1,852
Attributable to:
Equity holders of the parent	1,868	(296)	1,833
Non-controlling interests	0	0	19
Total comprehensive income/(expense)	£ 1,868	£ (296)	£ 1,852